Accounts Payable and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accruals:
Employees and related institutions	$ 628	$ 558
Accrued expenses	323	319
Accounts payable - other	$ 951	$ 877